FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting - Hedged Items (Details) € in Millions, number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Nominal amount of the hedging instrument	10,241	5,261	10,241
Hedging gains or losses of the reporting period that were recognized in OCI	$ 1,126	$ (137)
Change in value used for calculating hedge ineffectiveness	(1)	(2)
Cash flow hedge reserve	$ 1,042	$ (39)
Net investment hedge
Disclosure of detailed information about hedged items [line items]
Nominal amount of the hedging instrument	6,931	1,000	6,931
Assets carrying amount	$ 0	$ 0	€ 7,804
Liabilities carrying amount	(6,019)	(157)
Change in value used for calculating hedge ineffectiveness	0	0
Cash flow hedge reserve	502	(56)
Foreign exchange risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedged items [line items]
Hedging gains or losses of the reporting period that were recognized in OCI	469	(198)
Change in value used for calculating hedge ineffectiveness	0	0
Cash flow hedge reserve	$ 282	$ (141)
Foreign exchange risk | Net investment hedge | Cross Currency Swap
Disclosure of detailed information about hedged items [line items]
Nominal amount of the hedging instrument	1,000	1,000	1,000
Assets carrying amount	$ 0	$ 0
Liabilities carrying amount	(101)	(157)
Change in value used for calculating hedge ineffectiveness	0	0
Cash flow hedge reserve	$ 28	(56)
Foreign exchange risk | Net investment hedge | EUR Debt
Disclosure of detailed information about hedged items [line items]
Nominal amount of the hedging instrument	5,931		5,931
Assets carrying amount	$ 0
Liabilities carrying amount	(5,918)
Change in value used for calculating hedge ineffectiveness	0
Cash flow hedge reserve	474
Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedged items [line items]
Hedging gains or losses of the reporting period that were recognized in OCI	(28)	(1)
Change in value used for calculating hedge ineffectiveness	0	0
Cash flow hedge reserve	(9)	18
Commodity price risk | Cash flow hedges | Energy forwards
Disclosure of detailed information about hedged items [line items]
Hedging gains or losses of the reporting period that were recognized in OCI	(9)
Change in value used for calculating hedge ineffectiveness	0
Cash flow hedge reserve	(9)
Commodity price risk | Cash flow hedges | Emission rights
Disclosure of detailed information about hedged items [line items]
Hedging gains or losses of the reporting period that were recognized in OCI	694	62
Change in value used for calculating hedge ineffectiveness	(1)	(2)
Cash flow hedge reserve	$ 778	$ 84